Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and reserves
Summary of changes in warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020	1,555,317	$2.94
Granted – February 9, 2021	2,085,687	$4.70
Granted – October 15, 2021	2,431,900	US$4.77
Granted – October 15, 2021	910,000	(1)US$1.17
Exercised	(640,012)	$3.34
Expired	(1,215,816)	$2.94
Balance, December 31, 2021	5,127,076	$5.58
Granted – October 7, 2022	5,000,000	US$1.22
Balance, December 31, 2022	10,127,076	$3.34

Schedule of information on warrants outstanding

The following table summarizes information on warrants outstanding at December 31, 2022:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$4.70	1,785,176	February 9, 2026	3.11 years
US$4.77	2,431,900	October 15, 2026	3.79 years
US$1.17	910,000	October 15, 2026	3.79 years
US$1.22	5,000,000	October 7, 2027	4.77 years

Schedule of the changes in pre-funded warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020 and 2021	—	—
Granted – October 7, 2022	3,600,000	US$0.0001
Exercised	(641,000)	US$0.0001
Balance, December 31, 2022	2,959,000	US$0.0001

Schedule of changes in finders' warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020	11,896	$1.64
Granted – February 9, 2021	58,288	$4.70
Granted – October 15, 2021	145,300	US$4.77
Exercised	(11,571)	$1.87
Expired	(1,193)	$1.64

Balance, December 31, 2021	202,720	$5.66
Granted – October 7, 2022 – finders’ warrants	250,000	US$1.22
Balance, December 31, 2022	452,720	$3.58

Schedule of information on finders' warrants outstanding

The following table summarizes information on finders’ warrants outstanding at December 31, 2022:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$4.70	57,420	February 9, 2026	3.11 years
US$4.77	145,300	October 15, 2026	3.79 years
US$1.22	250,000	October 7, 2027	4.77 years

Schedule of fair value of stock options granted was estimated on the date of grant using the Black-Scholes mode

	2022	2021
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Risk-free interest rate	1.44%-3.32%	0.36% - 1.19%
Expected life	5 years	5 years

Schedule of the changes in stock options for the years

		Weighted
	Number of	Average
	Options	Exercise price
Balance, December 31, 2020	464,207	$3.29
Granted – January 11, 2021	59,624	$3.29
Granted – May 12, 2021	42,588	$1.88
Granted – June 16, 2021	21,294	$1.76
Granted – July 14, 2021	63,882	$2.41
Granted – December 21, 2021	86,495	$2.54
Exercised	(51,106)	$1.64
Expired	(80,917)	$3.40
Balance, December 31, 2021	606,067	$3.10
Granted – January 12, 2022	127,500	$2.54
Granted – June 6, 2022	394,822	$1.60
Granted – November 25, 2022	70,000	$1.38
Expired	(44,070)	$3.19
Balance, December 31, 2022	1,154,319	$2.42
Vested and exercisable, December 31, 2022	872,055	$2.58

Schedule of information on stock options outstanding and contractual remaining life

The following table summarizes information on stock options outstanding at December 31, 2022:

	Number	Number		Remaining
Exercise Price	Outstanding	Exercisable	Expiry Date	Contractual Life
$5.87	114,984	114,984	March 19, 2023	0.21 years
$5.87	21,294	21,294	November 5, 2023	0.85 years
$1.64	170,354	150,479	June 23, 2025	2.48 years
$2.82	12,776	12,776	August 27, 2025	2.66 years
$3.29	59,624	59,624	January 11, 2026	3.03 years
$1.88	21,294	21,294	May 12, 2026	3.36 years
$1.76	21,294	21,294	June 16, 2026	3.46 years
$2.41	63,882	30,166	July 14, 2026	3.54 years
$2.54	86,495	86,495	December 21, 2026	3.98 years
$2.54	117,500	35,902	January 12, 2027	4.04 years
$1.60	394,822	315,803	June 6, 2027	4.43 years
$1.38	70,000	1,944	November 25, 2027	4.90 years
	1,154,319	872,055

Schedule of the derivative warrant liabilities

Balance at December 31, 2020	$—
Warrants issued February 9, 2021	5,358,000
Warrants exercised	(425,900)
Fair value reclassified to reserves	(4,460,000)
Warrants issued October 15, 2021	7,425,000
Fair value adjustment	(3,299,768)
Balance at December 31, 2021	$4,597,332
Warrants issued October 7, 2022	5,093,593
Fair value adjustment	(4,470,276)
Balance at December 31, 2022	$5,220,649

Schedule of significant on assumptions used in determining the fair value of the derivative warrant liabilities

	December 31,	December 31,
	2022	2021
Share price	$0.81	$2.05
Risk-free interest rate	3.55%	1.23%
Dividend yield	—%	—%
Expected volatility	100%	100%
Remaining term (in years)	3.8-4.8	4.8